Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes On Income [Line Items]
Period of tax exemption	2 years
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Effective corporate income tax rate	23.00%	23.00%	23.00%
Valuation allowance	$ 104,707	$ 103,409
Net operating losses	234,120
Capital loss	8,248
Accrued interest and penalties	293
Unrecognized tax benefits	$ 3,644	$ 3,187	$ 2,291	$ 2,367
First two years [Member] | Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%
First two years [Member] | Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%
Preferred Technological Enterprise income [Member]
Taxes On Income [Line Items]
Tax rate reduction percent	12.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it	90.00%
Amortization period for deferred stock issuance costs	3 years
Norway [Member]
Taxes On Income [Line Items]
Net operating losses	$ 11,336
Brazil [Member]
Taxes On Income [Line Items]
Net operating losses	$ 30,044
Annual limit against taxable income	30.00%